Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY VARIABLE PORTFOLIOS INC
Central Index Key		dei_EntityCentralIndexKey	0000814680
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date		rr_ProspectusDate	May 01, 2015
VP Balanced Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
VP Balanced Fund | CLASS I
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,095
VP Capital Appreciation Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Capital Appreciation Fund | CLASS I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,223
VP Capital Appreciation Fund | CLASS II
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,396
VP Growth Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Growth Fund | CLASS I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,212
VP Growth Fund | CLASS II
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,385
VP Income & Growth Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus and Summary Prospectus Supplement VP Income & Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the statutory prospectus and page 3 of the summary prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

VP International Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 5 of the prospectus:
Effective August 7, 2015, Class III and Class IV of the fund are no longer available for purchase.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP International Fund | CLASS I
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)		rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.33%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,552
VP International Fund | CLASS II
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)		rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,720
VP International Fund | CLASS III
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of Amount Redeemed)		rr_ExchangeFeeOverRedemption	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.33%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,552
VP International Fund | CLASS IV
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of Amount Redeemed)		rr_ExchangeFeeOverRedemption	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,720
VP Large Company Value Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Large Company Value Fund | CLASS I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,090
VP Large Company Value Fund | CLASS II
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,265
VP Mid Cap Value Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Mid Cap Value Fund | CLASS I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,217
VP Mid Cap Value Fund | CLASS II
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,390
VP Ultra Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Ultra Fund | CLASS I
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,200
VP Ultra Fund | CLASS II
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,373
VP Ultra Fund | CLASS III
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,200
VP Value Fund
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
VP Value Fund | CLASS I
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,149
VP Value Fund | CLASS II
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,323
VP Value Fund | CLASS III
Prospectus:		rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,149

[1]	Effective August 1, 2015, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Effective August 1, 2015, the advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[5]	Effective August 1, 2015, the advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[7]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[8]	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.